Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets, Net [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets

	Weighted average
	useful lives	December 31,
Identifiable intangible assets		2011	2010
Original cost:
Technology (1)	12	$254,668	$248,868
Customer relations (2)	6	201,346	200,336
Trade marks and other (3)	14	64,872	64,442
		520,886	513,646
Accumulated amortization:
Technology		120,988	98,814
Customer relations		115,284	86,166
Trademarks and other		20,868	15,073
		257,140	200,053
Amortized cost		$263,746	$313,593

(1)
The technology acquired consists of the following major items:
During 2011, the Company invested $3,800 in technology related to cyber security and warfare, following the acquisition of C4 (see Note 1(D)(4)). During 2010, the Company invested $13,800 in aerospace technology related to the M7 acquisition (See Note 1(E)(4)) and $28,200 in armored vehicles electro-optics technologies related to the acquisition of Soltam, ITL and Saymar (See Note 1(E)(2)). During 2009, the Company invested $7,400 in technology related to simulation and debriefing systems and $8,200 in technology for broadband communications (See Note 1(F)). An amount of $70,300 was allocated to technology related to communication equipment and C4ISR, in connection with the acquisition of Tadiran's shares in 2005 - 2007.

(2)	Includes mainly customer relations resulting from the acquisition of Tadiran ($137,300) and FTL ($9,000) in 2007.
(3)
Includes trademarks in the amount of $8,000 acquired in the merger with Elop in 2000, and an amount of $33,200 that was allocated to trademarks resulting mainly from the acquisition of Tadiran in 2005 – 2007.

Estimated Aggregate Amortization Expense
2012	$49,620
2013	46,117
2014	43,688
2015	37,099
2016	28,043
2017 and after	59,181

Schedule Of Goodwill

2011
Balance, at January 1, (1)	$486,046
Adjustment in respect of previous acquisitions (2)	994
Net translation differences (3)	(725)

Goodwill acquired during the year:
Elite	5,384
C4 Security	7,627
Balance, at December 31,	$499,326

(1)	Including an adjustment of approximately $3000 related to a 2010 acquisition.
(2)	In 2011, the Company adjusted provisions related to an acquisition made during 2010.
(3)	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.